NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTAL AND TOTAL S.A - Transactions with Total and Total S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2015
Related Party Transaction [Line Items]
Accounts payable	$ 3,100
Total And Total S.A
Related Party Transaction [Line Items]
Accounts receivable	1,273	$ 2,734
Accounts payable	3,100	4,921
Contract liabilities, current portion	9,405	18,786
Contract liabilities, net of current portion	33,066	35,427
Total
Related Party Transaction [Line Items]
Contract liabilities, current portion	9,300	17,600
Contract liabilities, net of current portion	33,100	35,400
Sales from related party	73,599	33,371	$ 27,785
Debentures Due 2023 | Total
Related Party Transaction [Line Items]
Interest expense	2,667	4,000	4,000
SunPower
Related Party Transaction [Line Items]
Sales from related party	231,200	426,500	388,500
Interest expense	12,167	19,485	17,000
SunPower | Debentures Due 2023
Related Party Transaction [Line Items]
Interest expense	$ 11,300	$ 17,000	$ 17,000
Stated percentage				4.00%